Net other non-operating income - Summary of other non-operating income and other non-operating expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain on disposal of assets:
Gain on disposals of property and equipment		₩ 3,287	₩ 4,944	₩ 67,411
Gain on disposals of investment property		3,427	56,640	29,305
Gain on disposals of assets held for sale	[1]	0	1,753	448,770
Gain on disposals of lease assets		1	9	36
Gain on disposals of right-of-use assets		9,712	3,388	4,131
Gain on disposal of assets		16,427	66,734	549,653
Investments in associates:
Gain on disposal		9,908	12,435	8,965
Reversal of impairment loss		183	0	5,924
Investments in associates		10,091	12,435	14,889
Miscellaneous other non-operating income
Rental income on investment property		28,708	24,472	33,366
Reversal of impairment losses on intangible asset		112	50	396
Gain from assets contributed		0	0	4
Gain from bargain purchase		0	0	12,349
Others		86,458	66,546	75,511
Miscellaneous other non-operating income		115,278	91,068	121,626
Other non-operating income		141,796	170,237	686,168
Loss on disposal of assets:
Loss on disposals of property and equipment		(5,785)	(6,009)	(2,546)
Loss on disposals of investment property		0	0	0
Loss on disposals of lease assets		(7)	0	(9)
Loss on disposals of right-of-use assets		(804)	(1,063)	(737)
Loss on disposals of others		(50)	(29)	(183)
Loss on disposals of assets		(6,646)	(7,101)	(3,475)
Loss from investments in associates
Loss on disposal		(5,193)	(19,266)	(19,045)
Impairment loss		(43,262)	(15,583)	(7,529)
Loss from investments in associates		(48,455)	(34,849)	(26,574)
Miscellaneous other non-operating expense
Donations		(144,212)	(100,201)	(67,558)
Depreciation of investment properties		(15,063)	(15,058)	(18,115)
Impairment loss on property and equipment		(1,650)	(1,409)	0
Impairment loss on intangible assets		(25,468)	(10,732)	(3,158)
Write-off of intangible assets		(1,662)	(446)	(1,822)
Expenses on collection of special bonds		(10,236)	(9,130)	(10,259)
Others	[2]	(294,160)	(252,289)	(215,842)
Miscellaneous other non-operating expense		(492,451)	(389,265)	(316,754)
Other Non Operating Expenses One		(547,552)	(431,215)	(346,803)
Net other non operating gain (loss)		₩ (405,756)	₩ (260,978)	₩ 339,365

[1]	Gain and loss on disposal of sale-and-leaseback are included in gain and loss on disposal of property and equipment, gain and loss on disposal of investment property and gain on assets held for sale, respectively. Gain on disposal of sale-and-leaseback for the year ended December 31, 2022 is W443,780 million.
[2]	It includes W466,775 million, W168,020 million and W51,948 million, respectively, for the years ended December 31, 2021, 2022 and 2023 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds, etc.